Loans and Borrowings – Summary of Reconciliation of movement in liabilities to cash flows (Details) S/ in Thousands, $ in Thousands			12 Months Ended
	Nov. 06, 2025 PEN (S/)	Nov. 06, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Beginning balance			S/ 5,399,237	S/ 5,819,556	S/ 5,215,175
Proceeds from issuance of common stock in initial public offering, net of issuance costs				1,267,794
Payments of initial public offering costs				(15,908)
Proceeds from loans and borrowings			4,097,522	1,239,486	4,871,380
Payment for borrowings from financial obligations			(4,022,294)	(1,125,622)	(4,520,827)
Payment of lease liabilities			(43,851)	(45,593)	(42,530)
Interest paid			(408,268)	(450,982)	(566,774)
Payment for costs of extinguishment of debt	S/ (20,482)	$ (6,055)	(64,818)	(16,607)
Penalty paid for debt prepayment			(81)		(53,285)
Payment for derivatives premiums			(22,804)	(50,705)	(51,141)
Total changes from financing cash flows			(464,594)	(415,766)	(275,463)
Effect of changes in foreign exchange rates			(84,066)	(668,762)	96,291
Total equity-related other changes			101,921	178,092	(137,587)
Assets acquired through new leases			14,737	26,837	18,233
Acquisition of derivative with premiums financing			103,971	60,957	124,349
Lease contracts cancelled			(673)		(174)
Extinguishment of Debt			64,818
Interest expense			436,859	479,207	523,448
Transaction costs related to loans and borrowings			(6,300)	(930)	(383)
Unwind of derivative financial instruments net of premiums payable			(30,914)	(85,549)
Financial debt prepayment penalty			243		53,285
Acquisition of non-controlling interest				(1,217,629)
Trust funds					94,539
Contributions from non-controlling shareholder					16
Dividends paid				(1,150)	(6,841)
Debt exchange				5,595	40,581
Ending balance			5,535,239	5,399,237	5,819,556
Ending balance					5,657,755
Financial Loan [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			3,619,774	3,761,582	3,348,647
Proceeds from loans and borrowings			4,097,522	1,239,486	4,871,380
Payment for borrowings from financial obligations			(4,022,294)	(1,125,622)	(4,520,827)
Interest paid			(408,268)	(450,982)	(566,774)
Payment for costs of extinguishment of debt			(64,818)
Penalty paid for debt prepayment			(81)		(53,285)
Total changes from financing cash flows			(397,939)	(337,118)	(269,506)
Effect of changes in foreign exchange rates			(161,628)	(268,512)	81,760
Extinguishment of Debt			64,818
Interest expense			413,542	459,157	507,198
Transaction costs related to loans and borrowings			(6,300)	(930)	(383)
Financial debt prepayment penalty			243		53,285
Debt exchange				5,595	40,581
Ending balance			3,532,510	3,619,774	3,761,582
Deferred Income [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			315	619	880
Effect of changes in foreign exchange rates			13	(48)	(7)
Interest expense			(143)	(256)	(254)
Ending balance			185	315	619
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			147,888	158,045	162,922
Payment of lease liabilities			(43,851)	(45,593)	(42,530)
Total changes from financing cash flows			(43,851)	(45,593)	(42,530)
Effect of changes in foreign exchange rates			(5,929)	(4,256)	6,129
Assets acquired through new leases			14,737	26,837	18,233
Lease contracts cancelled			(673)		(174)
Interest expense			11,347	12,855	13,465
Ending balance			123,519	147,888	158,045
Derivatives premiums payable [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			85,849	157,896	75,375
Payment for derivatives premiums			(22,804)	(50,705)	(51,141)
Total changes from financing cash flows			(22,804)	(50,705)	(51,141)
Effect of changes in foreign exchange rates			43	(4,201)	5,237
Acquisition of derivative with premiums financing			103,971	60,957	124,349
Lease contracts cancelled				0
Interest expense			8,970	7,451	4,076
Unwind of derivative financial instruments net of premiums payable			(30,914)	(85,549)
Ending balance			145,115	85,849	157,896
Trust Funds [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance					(96,674)
Total changes from financing cash flows					94,539
Effect of changes in foreign exchange rates					3,172
Interest expense					(1,037)
Trust funds					94,539
Liability for mandatory purchase of NCI [Member]
Disclosure of detailed information about borrowings [line items]
Effect of changes in foreign exchange rates			468
Total equity-related other changes			68,111
Interest expense			3,143
Ending balance			71,722
Accounts payable relatedwith Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			5,128	21,735
Payment for costs of extinguishment of debt				(16,607)
Total changes from financing cash flows				(16,607)
Effect of changes in foreign exchange rates			(1,151)
Ending balance			3,977	5,128	21,735
Share premium [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			1,225,973	8,820	622,592
Proceeds from issuance of common stock in initial public offering, net of issuance costs				1,267,794
Payments of initial public offering costs				(15,908)
Total changes from financing cash flows				1,251,886
Total equity-related other changes			1,131	(34,733)	(613,772)
Changes in fair value				0
Ending balance			1,227,104	1,225,973	8,820
Retained earnings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			(273,533)	(366,899)	(90,982)
Total equity-related other changes			80,918	93,366	(275,917)
Changes in fair value				0
Ending balance			(192,615)	(273,533)	(366,899)
Translation reserve
Disclosure of detailed information about borrowings [line items]
Beginning balance			(232,770)	140,066
Total changes from financing cash flows				18,909
Effect of changes in foreign exchange rates			84,118	(391,745)
Acquisition of non-controlling interest				18,909
Ending balance			(148,652)	(232,770)	140,066
Merge Reserve [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			674,889	1,626,411	699,333
Total changes from financing cash flows				(1,076,628)	(1,016)
Total equity-related other changes			(68,111)	125,106	928,094
Acquisition of non-controlling interest				(1,076,628)
Contributions from non-controlling shareholder					(1,016)
Ending balance			606,778	674,889	1,626,411
Non-controlling interests [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance			145,724	311,281	493,082
Total changes from financing cash flows				(159,910)	(5,809)
Total equity-related other changes			19,872	(5,647)	(175,992)
Acquisition of non-controlling interest				(159,910)
Contributions from non-controlling shareholder					1,032
Dividends paid					(6,841)
Ending balance			S/ 165,596	S/ 145,724	S/ 311,281